Thrivent High Yield Portfolio Investment Objectives and Goals - Thrivent High Yield Portfolio	Dec. 31, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Thrivent High Yield Portfolio
Objective [Heading]	Investment Objectives
Objective, Primary [Text Block]	Thrivent High Yield Portfolio (the "Portfolio") seeks to achieve a higher level of income. The Portfolio will also consider growth of capital as a secondary objective.
Objective, Secondary [Text Block]	The Portfolio will also consider growth of capital as a secondary objective.